Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund

EATON VANCE TAX-ADVANTAGED BOND STRATEGIES SHORT TERM FUND

EATON VANCE TAX-ADVANTAGED BOND STRATEGIES INTERMEDIATE TERM FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES LONG TERM FUND
Supplement to Prospectus dated June 1, 2014

The following changes are effective February 17, 2015:

1.

The following Funds’ names will change:

Current Name	New Name
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund	Eaton Vance TABS Short-Term Municipal Bond Fund
Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund	Eaton Vance TABS Intermediate-Term Municipal Bond Fund

2.

The following replaces “Principal Investment Strategies” in “Fund Summaries – Eaton Vance Tax-Advantaged Bond
Strategies Short Term Fund”:

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of municipal obligations, the interest on which is exempt from regular federal income tax (“Municipal Securities”) (the 80% Policy”).  In seeking the Fund’s investment objective, the portfolio managers emphasize tax-exempt income.  The Fund normally invests in Municipal Securities rated in the three highest rating categories (those rated A or higher by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch”) or A or higher by Moody’s Investors Service, Inc. (“Moody’s”)) or, if unrated, determined by the investment adviser to be of comparable quality at the time of purchase.  The Fund will not invest more than 50% of its net assets in Municipal Securities rated A at the time of purchase by S&P, Fitch or Moody’s or, if unrated, determined by the investment adviser to be of comparable quality.  The Fund may continue to hold securities that are downgraded (including bonds downgraded to below investment grade credit quality (“junk bonds”)) if the investment adviser believes it would be advantageous to do so.  The Fund will not invest in a Municipal Security the interest on which the Fund’s investment adviser believes is subject to the federal alternative minimum tax.

For its investment in Municipal Securities, the Fund invests primarily in general obligation or revenue bonds.  The Fund currently targets an average portfolio duration of approximately 2 - 4.5 years and an average weighted portfolio maturity of approximately 3 - 6 years, but may invest in securities of any maturity or duration, and may in the future alter its maturity or duration target range.  The Fund may use various techniques to shorten or lengthen its dollar-weighted average portfolio duration, including the acquisition of Municipal Securities at a premium or discount.  The portfolio managers generally will seek to enhance after-tax total return by actively engaging in relative value trading within the portfolio to take advantage of price opportunities in the markets for Municipal Securities.  With respect to 20% of its net assets, the Fund may invest in municipal obligations that are not exempt from regular federal income tax, direct obligations of the U.S. Treasury and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises (together “Taxable Securities”).  The Fund may also invest in cash and cash equivalents.

The investment adviser’s process for selecting Municipal Securities for purchase and sale generally includes consideration of the creditworthiness of the issuer or person obligated to repay the obligation.  In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.

3.

The following replaces “Principal Investment Strategies” in “Fund Summaries – Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund”:

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of municipal obligations the interest on which is exempt from regular federal income tax (“Municipal Securities”) (the “80% Policy”).  In seeking the Fund’s investment objective, the portfolio managers emphasize tax-exempt income.  The Fund normally invests in Municipal Securities rated in the three highest rating categories (those rated A or higher by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch”) or A or higher by Moody’s Investors Service, Inc. (“Moody’s”)) or, if unrated, determined by the investment adviser to be of comparable quality at the time of purchase.  The Fund will not invest more than 50%  of its net assets in Municipal Securities rated A at the time or purchase by S&P, Fitch or Moody’s or, if unrated determined by the investment adviser to be of comparable quality.  The Fund may continue to hold securities that are downgraded (including bonds downgraded to below investment grade credit quality (“junk bonds”)) if the investment adviser believes it would be advantageous to do so.  The Fund will not invest in a Municipal Security the interest on which the Fund’s investment adviser believes is subject to the federal alternative minimum tax.

For its investment in Municipal Securities, the Fund invests primarily in general obligation or revenue bonds.  The Fund currently targets an average portfolio duration of approximately 5 - 7 years and an average weighted portfolio maturity of approximately 5 - 13 years, but may invest in securities of any maturity or duration, and may in the future alter its maturity or duration target range.  The Fund may use various techniques to shorten or lengthen its dollar weighted average portfolio duration, including the acquisition of Municipal Securities at a premium or discount.  The portfolio managers generally will seek to enhance after-tax total return by actively engaging in relative value trading within the portfolio to take advantage of price opportunities in the markets for Municipal Securities.  With respect to 20% of its net assets, the Fund may invest in municipal obligations that are not exempt from regular federal income tax, direct obligations of the U.S. Treasury and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises (together “Taxable Securities”).   The Fund may also invest in cash and cash equivalents.

The investment adviser’s process for selecting Municipal Securities for purchase and sale generally includes consideration of the creditworthiness of the issuer or person obligated to repay the obligation.  In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.

4.

The third and sixth paragraphs under “Principal Risks” in “Fund Summaries – Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund” and in “Fund Summaries – Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund” are deleted.

5.

The following replaces “Investment Adviser” under “Management” in “Fund Summaries – Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund” and in “Fund Summaries – Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund”:

Investment Adviser. Eaton Vance Management (“Eaton Vance”).  The portfolio managers of the Fund are part of Eaton Vance’s Tax-Advantaged Bond Strategies (“TABS”) division.

6.

The following replaces “Tax Information” in “Fund Summaries – Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund” and in “Fund Summaries – Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund”:

The Fund’s distributions are expected to be exempt from regular federal income tax. However, the Fund may also distribute taxable income to the extent that it invests in Taxable Securities.  Distributions of any net realized gains are expected to be taxable.

7.

The following replaces the first paragraph under “Additional Tax Information”:

Each Fund declares dividends daily and ordinarily pays distributions monthly.  Different Classes may distribute different dividend amounts.  Dividends may not be paid if Fund (and Class) expenses exceed Fund income for the period.  Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent.  For tax purposes, the entire monthly distribution of the Fund’s daily dividends ordinarily will constitute tax-exempt income to you.  Distribution of any net realized gains will be made once each year (usually in December).  The exemption of “exempt-interest dividend” income from regular federal income taxation does not necessarily result in similar exemptions from such income under the state or local tax laws.

8.

The following replaces the third paragraph under “Additional Tax Information::

Each Fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax.  The rate of tax on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund.  Distributions of any taxable income and net short-term capital gains will be taxable as ordinary income.  Distributions of any net gains from investments held for more than one year are taxable as long-term capital gains.  Distributions of interest on certain municipal obligations are a tax preference item under the AMT provisions applicable to individuals and corporations, and all tax-exempt distributions may affect a corporation’s AMT liability.  Each Fund’s distributions will be treated as described above for federal income tax purposes whether they are paid in cash or reinvested in additional shares.  A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

December 19, 2014	17179 12.19.14